JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 82.6%
Argentina — 0.1%
MercadoLibre, Inc.*	5	3,052

Brazil — 6.1%
Ambev SA*	3,355	13,985
B3 SA - Brasil Bolsa Balcao	922	10,322
Banco Bradesco SA (Preference)*	2,188	16,754
Banco do Brasil SA*	808	9,108
Cogna Educacao	1,323	3,589
CVC Brasil Operadora e Agencia de Viagens SA*	258	2,177
Equatorial Energia SA	1,097	6,155
Gerdau SA (Preference)	847	3,991
Itau Unibanco Holding SA (Preference)	2,798	21,331
Localiza Rent a Car SA*	606	7,522
Lojas Renner SA*	825	11,096
Petroleo Brasileiro SA (Preference)	3,324	22,087
Raia Drogasil SA*	187	5,393
Telefonica Brasil SA (Preference)	621	8,645
TIM Participacoes SA, ADR*	419	8,152
Vale SA, ADR*	1,583	18,574

		168,881

Chile — 0.3%
Banco Santander Chile, ADR	164	3,282
Cencosud SA	1,301	1,609
Cia Cervecerias Unidas SA, ADR	106	1,895

		6,786

China — 31.6%
51job, Inc., ADR*	65	4,714
Alibaba Group Holding Ltd., ADR*	750	154,844
Anhui Conch Cement Co. Ltd., Class H	553	3,526
ANTA Sports Products Ltd.	266	2,316
Baidu, Inc., ADR*	108	13,309
Bank of China Ltd., Class H	46,108	17,836
Baoshan Iron & Steel Co. Ltd., Class A	8,896	6,740
Beijing Enterprises Holdings Ltd.	525	2,296
Beijing Shiji Information Technology Co. Ltd., Class A	529	2,748
BOE Technology Group Co. Ltd., Class A	7,548	4,905
CGN Power Co. Ltd., Class H(a)	19,116	4,691
China Conch Venture Holdings Ltd.	1,366	6,072
China Construction Bank Corp., Class H	50,832	38,507
China Everbright International Ltd.	6,775	4,805
China Gas Holdings Ltd.	1,996	7,883
China Lesso Group Holdings Ltd.	2,754	3,540
China Life Insurance Co. Ltd., Class H	5,567	13,294
China Merchants Bank Co. Ltd., Class H	3,200	15,427
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,526	6,364
China Mobile Ltd.	2,200	18,083
China Oilfield Services Ltd., Class H	5,144	7,464
China Overseas Land & Investment Ltd.	3,360	10,801
China Pacific Insurance Group Co. Ltd., Class H	1,933	6,446
China Petroleum & Chemical Corp., Class H	20,166	10,620
China Resources Land Ltd.	2,330	9,693
China Shenhua Energy Co. Ltd., Class H	4,097	7,199
China State Construction International Holdings Ltd.	2,520	2,003
China Unicom Hong Kong Ltd.	8,612	7,184
China Vanke Co. Ltd., Class H	2,578	9,090
CNOOC Ltd.	4,516	6,761
Country Garden Holdings Co. Ltd.	8,036	10,162
Country Garden Services Holdings Co. Ltd.	1,523	4,920
CSPC Pharmaceutical Group Ltd.	3,676	8,063
ENN Energy Holdings Ltd.	610	7,092
Far East Horizon Ltd.	2,723	2,406
Fosun International Ltd.	2,416	3,194
GDS Holdings Ltd., ADR*	105	5,448
Geely Automobile Holdings Ltd.	4,039	6,400
Greentown Service Group Co. Ltd.(a)	2,624	2,768
Hangzhou Robam Appliances Co. Ltd., Class A	1,153	5,264
Industrial & Commercial Bank of China Ltd., Class H	39,964	26,527
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	651	2,773
Innovent Biologics, Inc.*(a)	1,055	4,047
JD.com, Inc., ADR*	362	13,655
Jiangsu Hengrui Medicine Co. Ltd., Class A	487	6,001
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	368	5,452
Jointown Pharmaceutical Group Co. Ltd., Class A	1,901	4,449
Kingdee International Software Group Co. Ltd.	4,464	4,767
Kunlun Energy Co. Ltd.	5,462	4,231
Kweichow Moutai Co. Ltd., Class A	36	5,178
Laobaixing Pharmacy Chain JSC, Class A	417	4,303
Longfor Group Holdings Ltd.(a)	2,048	8,641
Midea Group Co. Ltd., Class A	830	6,237
NARI Technology Co. Ltd., Class A	1,481	3,781
NetEase, Inc., ADR	48	15,496
Nexteer Automotive Group Ltd.	1,418	1,043
PetroChina Co. Ltd., Class H	10,606	4,677
PICC Property & Casualty Co. Ltd., Class H	6,932	7,413
Ping An Bank Co. Ltd., Class A	2,873	6,084
Ping An Insurance Group Co. of China Ltd., Class H	3,256	36,818

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
China — continued
Postal Savings Bank of China Co. Ltd., Class H(a)	12,413	7,724
Prosus NV*	86	6,218
SAIC Motor Corp. Ltd., Class A	1,892	5,962
Shenzhou International Group Holdings Ltd.	672	8,885
Sinopharm Group Co. Ltd., Class H	2,142	6,971
Sunny Optical Technology Group Co. Ltd.	620	9,847
Suofeiya Home Collection Co. Ltd., Class A	2,607	7,125
Tencent Holdings Ltd.	2,597	123,828
Trip.com Group Ltd., ADR*	240	7,716
Vipshop Holdings Ltd., ADR*	256	3,264
Weifu High-Technology Group Co. Ltd., Class A	1,846	4,769
Wuxi Biologics Cayman, Inc.*(a)	656	8,297
Xinyangfeng Agricultural Technology Co. Ltd., Class A	2,873	3,060
Yonyou Network Technology Co. Ltd., Class A	1,560	6,971
Yum China Holdings, Inc.	292	12,594
Zhejiang Chint Electrics Co. Ltd., Class A	1,133	4,276
Zhejiang Supor Co. Ltd., Class A	482	4,786
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,876	5,047

		873,791

Colombia — 0.2%
Bancolombia SA	316	3,926
Ecopetrol SA, ADR	137	2,536

		6,462

Czech Republic — 0.3%
Komercni banka A/S	146	5,004
Moneta Money Bank A/S(a)	1,109	4,050

		9,054

Greece — 0.1%
OPAP SA	216	2,687

Hong Kong — 0.4%
Haier Electronics Group Co. Ltd.	1,260	3,785
Hutchison China MediTech Ltd., ADR*	116	2,847
Techtronic Industries Co. Ltd.	446	3,558

		10,190

Hungary — 0.6%
OTP Bank Nyrt.	240	11,135
Richter Gedeon Nyrt.	265	5,706

		16,841

India — 1.2%
HDFC Bank Ltd., ADR	79	4,541
ICICI Bank Ltd., ADR	410	5,979
Infosys Ltd., ADR	2,018	22,112

		32,632

Indonesia — 1.8%
Astra International Tbk. PT	13,331	6,154
Bank Central Asia Tbk. PT	7,215	17,049
Bank Rakyat Indonesia Persero Tbk. PT	40,840	13,277
Hanjaya Mandala Sampoerna Tbk. PT	19,538	2,942
Telekomunikasi Indonesia Persero Tbk. PT	32,365	8,977
United Tractors Tbk. PT	1,023	1,429

		49,828

Malaysia — 1.0%
CIMB Group Holdings Bhd.	3,436	4,121
IHH Healthcare Bhd.	2,761	3,824
Petronas Chemicals Group Bhd.	3,595	5,408
Public Bank Bhd.	1,805	8,162
Tenaga Nasional Bhd.	1,984	6,006

		27,521

Mexico — 3.0%
Alfa SAB de CV, Class A	3,366	2,531
America Movil SAB de CV, Series L	19,773	16,355
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b)	2,902	4,164
Fomento Economico Mexicano SAB de CV, ADR	128	11,504
Grupo Aeroportuario del Pacifico SAB de CV, Class B	506	6,271
Grupo Aeroportuario del Sureste SAB de CV, Class B	383	7,359
Grupo Financiero Banorte SAB de CV, Class O	2,148	13,241
Grupo Mexico SAB de CV, Series B	3,475	9,239
Wal-Mart de Mexico SAB de CV	3,984	11,658

		82,322

Peru — 0.4%
Credicorp Ltd.	55	11,440

Philippines — 0.4%
Ayala Corp.	227	3,233
Ayala Land, Inc.	5,325	4,334
International Container Terminal Services, Inc.	1,348	3,438

		11,005

Poland — 0.6%
CCC SA	79	1,976
CD Projekt SA	79	5,756
Dino Polska SA*(a)	90	3,763
Polski Koncern Naftowy ORLEN SA	245	4,780

		16,275

Qatar — 0.4%
Qatar National Bank QPSC	1,754	9,809

Russia — 4.3%
Alrosa PJSC	5,895	7,394
Gazprom PJSC, ADR	2,049	14,363
LUKOIL PJSC, ADR	248	25,227
Magnitogorsk Iron & Steel Works PJSC	6,058	4,244

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Russia — continued
MMC Norilsk Nickel PJSC, ADR	139	4,485
Mobile TeleSystems PJSC, ADR	419	4,270
Moscow Exchange MICEX-RTS PJSC	4,140	7,118
Novatek PJSC, GDR(a)	19	3,397
Rosneft Oil Co. PJSC, GDR(a)	465	3,480
Sberbank of Russia PJSC, ADR	1,542	24,579
Severstal PJSC, GDR(a)	400	5,628
Tatneft PJSC, ADR	79	5,685
X5 Retail Group NV, GDR(a)	211	7,742

		117,612

Saudi Arabia — 2.1%
Al Rajhi Bank	913	16,120
Alinma Bank	1,086	7,497
Almarai Co. JSC	341	4,322
Bupa Arabia for Cooperative Insurance Co.	100	2,725
Mouwasat Medical Services Co.	154	3,295
National Commercial Bank	738	9,212
Saudi Basic Industries Corp.	349	8,141
Saudi Telecom Co.	206	4,992
Savola Group (The)*	283	2,700

		59,004

Singapore — 0.1%
BOC Aviation Ltd.(a)	257	2,371

South Africa — 3.4%
Absa Group Ltd.	760	6,912
Bid Corp. Ltd.	425	9,419
Bidvest Group Ltd. (The)	578	7,976
Capitec Bank Holdings Ltd.	65	5,802
Clicks Group Ltd.	450	7,261
FirstRand Ltd.	2,374	9,097
Mr Price Group Ltd.	111	1,252
MTN Group Ltd.	369	1,976
Naspers Ltd., Class N	139	22,605
Pick n Pay Stores Ltd.	925	4,002
Sappi Ltd.*	700	1,779
Shoprite Holdings Ltd.	295	2,287
SPAR Group Ltd. (The)	558	7,123
Vodacom Group Ltd.	955	7,424

		94,915

South Korea — 11.4%
BGF retail Co. Ltd.*	16	2,168
Hana Financial Group, Inc.	326	9,001
Hyundai Glovis Co. Ltd.	29	3,500
Hyundai Mobis Co. Ltd.	57	10,951
Hyundai Motor Co.	125	12,936
Industrial Bank of Korea	224	2,003
KB Financial Group, Inc.	329	12,119
Kia Motors Corp.	229	7,786
KIWOOM Securities Co. Ltd.*	37	2,154
Korea Electric Power Corp.	150	3,174
KT&G Corp.	111	8,845
LG Chem Ltd.*	37	10,337
LG Household & Health Care Ltd.	9	9,265
Lotte Chemical Corp.*	32	4,949
Mando Corp.*	128	3,568
NAVER Corp.	73	10,846
NCSoft Corp.*	19	10,158
POSCO	65	11,790
Samsung Electronics Co. Ltd.	2,484	115,101
Samsung SDI Co. Ltd.	50	11,279
Shinhan Financial Group Co. Ltd.	335	10,941
SK Holdings Co. Ltd.	33	6,448
SK Hynix, Inc.	285	21,718
SK Innovation Co. Ltd.	56	5,999
S-Oil Corp.	93	5,859
Woori Financial Group, Inc.	217	1,836

		314,731

Taiwan — 9.8%
Advantech Co. Ltd.	512	4,884
ASE Technology Holding Co. Ltd.	1,505	3,632
Catcher Technology Co. Ltd.	973	7,705
Chailease Holding Co. Ltd.	1,944	8,060
China Life Insurance Co. Ltd.*	7,274	5,906
CTBC Financial Holding Co. Ltd.	17,079	12,387
Delta Electronics, Inc.	2,147	10,031
E.Sun Financial Holding Co. Ltd.	11,358	10,493
Formosa Chemicals & Fibre Corp.	1,280	3,573
Formosa Plastics Corp.	3,937	12,089
Fubon Financial Holding Co. Ltd.	6,290	9,328
Global Unichip Corp.	329	2,548
Globalwafers Co. Ltd.	359	4,631
Hon Hai Precision Industry Co. Ltd.	2,966	8,065
Largan Precision Co. Ltd.	86	13,358
MediaTek, Inc.	513	6,491
Nanya Technology Corp.	1,650	4,164
Quanta Computer, Inc.	3,170	6,436
Taiwan Mobile Co. Ltd.	1,331	4,714
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,076	111,991
Uni-President Enterprises Corp.	4,091	9,747
Vanguard International Semiconductor Corp.	1,946	4,795
Yuanta Financial Holding Co. Ltd.	10,584	6,854

		271,882

Thailand — 1.7%
Kasikornbank PCL	1,565	7,055
Minor International PCL	5,042	4,952
PTT Exploration & Production PCL	2,071	8,263
PTT Global Chemical PCL	1,217	1,891
PTT PCL	8,688	11,980
Siam Cement PCL (The) (Registered)	772	8,820
Thai Oil PCL	2,940	4,852

		47,813

Turkey — 0.9%
BIM Birlesik Magazalar A/S	616	5,016
Eregli Demir ve Celik Fabrikalari TAS	3,911	6,075
Ford Otomotiv Sanayi A/S	258	3,228
KOC Holding A/S	1,182	3,848
Tofas Turk Otomobil Fabrikasi A/S	832	3,668
Turkcell Iletisim Hizmetleri A/S	1,397	3,287

		25,122

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United Arab Emirates — 0.3%
DP World plc	188	2,611
Emaar Properties PJSC	3,875	4,228

		6,839

United Kingdom — 0.1%
Mondi plc	96	1,943

TOTAL COMMON STOCKS (Cost $2,227,051)		2,280,808

EXCHANGE-TRADED FUNDS — 7.6%
United States — 7.6%
iShares MSCI India ETF (Cost $204,790)	6,093	210,159

SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(c)(d) (Cost $96,180)	96,145	96,183

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d) (Cost $2,356)	2,356	2,356

TOTAL SHORT-TERM INVESTMENTS (Cost $98,536)		98,539

Total Investments — 93.7% (Cost $2,530,377)		2,589,506
Other Assets Less Liabilities — 6.3%		172,753

Net Assets — 100.0%		2,762,259

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	16.0%
Internet & Direct Marketing Retail	8.2
Exchange-Traded Funds	8.1
Semiconductors & Semiconductor Equipment	6.2
Oil, Gas & Consumable Fuels	5.8
Interactive Media & Services	5.7
Technology Hardware, Storage & Peripherals	5.2
Insurance	3.2
Metals & Mining	3.0
Food & Staples Retailing	2.8
Wireless Telecommunication Services	2.5
Real Estate Management & Development	2.4
Electronic Equipment, Instruments & Components	2.2
Chemicals	1.9
Automobiles	1.8
Beverages	1.5
Entertainment	1.2
Diversified Telecommunication Services	1.1
IT Services	1.1
Industrial Conglomerates	1.0
Household Durables	1.0
Diversified Financial Services	1.0
Others (each less than 1.0%)	13.3
Short-Term Investments	3.8

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $2,181,000.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,704	03/2020	USD	89,460	(5,684)

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$231,040	$642,751	$—	$873,791
Czech Republic	—	9,054	—	9,054
Greece	—	2,687	—	2,687
Hong Kong	2,847	7,343	—	10,190
Hungary	5,706	11,135	—	16,841
Indonesia	—	49,828	—	49,828
Malaysia	—	27,521	—	27,521
Philippines	—	11,005	—	11,005
Poland	—	16,275	—	16,275
Qatar	—	9,809	—	9,809
Russia	26,423	91,189	—	117,612
Saudi Arabia	25,955	33,049	—	59,004
Singapore	—	2,371	—	2,371
South Africa	36,101	58,814	—	94,915
South Korea	—	314,731	—	314,731
Taiwan	116,705	155,177	—	271,882
Thailand	11,695	36,118	—	47,813
Turkey	—	25,122	—	25,122
United Arab Emirates	—	6,839	—	6,839
United Kingdom	—	1,943	—	1,943
Other Common Stocks	311,575	—	—	311,575

Total Common Stocks	768,047	1,512,761	—	2,280,808

Exchange-Traded Funds	210,159	—	—	210,159
Short-Term Investments
Investment Companies	96,183	—	—	96,183
Investment of cash collateral from securities loaned	2,356	—	—	2,356

Total Short-Term Investments	98,539	—	—	98,539

Total Investments in Securities	$1,076,745	$1,512,761	$—	$2,589,506

Depreciation in Other Financial Instruments
Futures Contracts	$(5,684)	$—	$—	$(5,684)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$22,226	$538,603	$464,639	$(6)	$(1)	$96,183	96,145	$225	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	2,216	25,395	25,255	—	—	2,356	2,356	13	—

Total	$24,442	$563,998	$489,894	$(6)	$(1)	$98,539		$238	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.